Non-current other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Non-current other receivables.
Schedule of non-current other receivables

	2024	2023	2022
	$m	$m	$m
Prepayments	356	274	243
Accrued income	60	52	44
Retirement benefit scheme surpluses (Note 22)	99	92	90
Other receivables	415	385	458
Non-current other receivables	930	803	835